Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes	Income Taxes
The effective tax rates for the years ended December 31, 2025 and 2024 were 24.5% and 13.2%, respectively.
Income tax expenses (recoveries) consisted of the following components:

	Years ended December 31,
	2025	2024
Current income taxes:
Canadian current income taxes	$12.6	$11.6
Foreign current income taxes	186.3	104.8
	198.9	116.4
Deferred income taxes:
Canadian deferred income taxes - origination and reversal of temporary differences	66.9	7.3
Foreign deferred income taxes - origination and reversal of temporary differences	(28.3)	5.5
Changes in tax rates or imposition of new taxes	—	0.2
	38.6	13.0
Total income tax expense (recovery)	$237.5	$129.4
The Company is subject to income tax in several jurisdictions, at various tax rates. A number of factors other than the current year tax rates affect the relationship between the income or losses in a jurisdiction for financial accounting reporting purposes and the income tax provision required to be recognized for those same reporting purposes.
These factors are illustrated below on all of the consolidated earnings (loss) before income taxes after applying a tax rate of 26.5%, reflecting the combined federal and provincial Canadian statutory corporate income tax rates which apply to the Company as a legal entity for the years ended December 31, 2025 and December 31, 2024:

	Years ended December 31,
	2025	2024
Earnings (loss) before income taxes	$969.8	$977.2
Income tax provision - 26.5%	$257.0	$259.0
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(40.7)	(36.5)
Permanent items that are not included in income (losses) for tax purposes:
Non-deductible expenses	13.8	(4.4)
Income (losses) not recognized for tax purposes	(4.5)	0.6
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	78.7	15.9
Non-resident withholding tax	42.3	14.3
Under (over) tax provisions	5.9	3.0
Tax benefit of losses recognized	(27.7)	(40.2)
Changes in tax rates	—	0.2
Other	10.8	0.5
Other adjustments:
Change in unrecognized deferred tax assets	(84.5)	(93.4)
Foreign exchange related to deferred income taxes	(21.8)	10.7
Taxes paid relating to sale of assets	8.6	—
Other	(0.4)	(0.3)
Total income tax expense (recovery)	$237.5	$129.4
The components that give rise to deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2025	2024
Deferred income tax assets:
Exploration and evaluation assets	$315.3	$283.3
Non-capital losses	39.7	—
Asset retirement obligations	54.5	52.6
Other assets	85.4	61.3
	494.9	397.2
Deferred income tax liabilities:
Property, plant and equipment	(457.8)	(383.1)
Mining duties	(74.3)	(7.4)
Other liabilities	(15.4)	(20.7)
	(547.5)	(411.2)
Net deferred income tax liabilities	$(52.6)	$(14.0)

Classification:
Non-current assets	$—	$—
Non-current liabilities	(52.6)	(14.0)
	$(52.6)	$(14.0)
Income tax expense (recoveries) related to OCI consisted of the following components:

	Years ended December 31,
	2025	2024
Unrealized change in fair value of marketable securities	$—	$0.2
Hedges	—	0.1
Total income taxes related to OCI	$—	$0.3
Unrecognized Deferred Income Tax Assets
As at December 31, 2025, the Company did not recognize the benefit related to the following deferred income tax assets for the above related items in its consolidated financial statements, as management did not consider it probable that the Company would be able to realize these deferred income tax assets in the future.
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	Years ended December 31,
	2025	2024
Non-capital losses	$439.6	$778.7
Net capital losses	92.5	93.8
Exploration and evaluation assets	—	155.4
Deduction for future mining duty taxes	—	18.9
Other deductible temporary differences	9.2	10.8
Excessive interest and financing expenses	13.5	60.7
	$554.8	$1,118.3
The net capital loss carry forwards are restricted in use against capital gains but may be carried forward indefinitely. The exploration and evaluation assets may be carried forward indefinitely. At December 31, 2025, the non-capital loss carry forwards expire as follows:

Expiry Date	2026	2027	2028	2029	2030+	No Expiry	Total
Total unrecognized losses	$2.5	$1.3	$0.9	$1.4	$429.1	$4.4	$439.6
The Company has not recognized a deferred income tax liability on temporary differences of $406.3 million (December 31, 2024 - $590.6 million) related to investments in certain subsidiaries and joint ventures because the Company can control the reversal of the temporary differences and the temporary differences are not expected to reverse in the foreseeable future.
The Company designates all dividends paid to its shareholders to be eligible dividends.
The 2025 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2024	Statements of earnings (loss)	OCI	December 31, 2025
Deferred income tax assets:
Exploration and evaluation assets	$283.3	$32.0	$—	$315.3
Non-capital losses	—	39.7	—	39.7
Asset retirement obligations	52.6	1.9	—	54.5
Other assets	61.3	24.1	—	85.4
Deferred income tax liabilities:
Property, plant and equipment	(383.1)	(74.7)	—	(457.8)
Mining duties	(7.4)	(66.9)	—	(74.3)
Other liabilities	(20.7)	5.3	—	(15.4)
	$(14.0)	$(38.6)	$—	$(52.6)
The 2024 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2023	Statements of earnings (loss)	OCI	December 31, 2024
Deferred income tax assets:
Exploration and evaluation assets	$442.4	$(159.1)	$—	$283.3
Asset retirement obligations	—	52.6	—	52.6
Côté Gold repurchase option	91.5	(91.5)	—	—
Other assets	43.8	17.6	(0.1)	61.3
Deferred income tax liabilities:
Property, plant and equipment	(572.8)	189.7	—	(383.1)
Mining duties	—	(7.4)	—	(7.4)
Other liabilities	(5.6)	(14.9)	(0.2)	(20.7)
	$(0.7)	$(13.0)	$(0.3)	$(14.0)